Long-term Debt - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 11, 2022 USD ($) Day $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Debt issuance costs		$ 0		$ 4,080
Convertible note derivative liability		0		$ 10,987
Vehicle Notes Payable [Member]
Debt Instrument [Line Items]
Long term debt maturities repayment of principle next twelve months		38
Long term debt maturities repayment of principle in year two		40
Long term debt maturities repayment of principle in year three		42
Long term debt maturities repayment of principle in year four		44
Long term debt maturities repayment of principle in year five		$ 22
Long term debt bearing fixed rate of interest		3.90%
Interest expenses on long term debt		$ 6	$ 5
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 60,000
Debt issuance costs	4,200
Convertible note derivative liability	$ 24,900
Debt instrument, convertible, threshold trading days | Day	20
Debt instrument maturity date description	2027
Debt instrument, convertible, conversion price | $ / shares	$ 17.6
Senior Secured Convertible Notes | Debt Instrument Repayable By Cash
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.50%
Senior Secured Convertible Notes | Debt Instrument Repayable By Issuing Additional Notes
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	6.00%
Senior Secured Convertible Notes | Debt Conversion On Or Before The24 Month From Closing Date
Debt Instrument [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger	200.00%
Senior Secured Convertible Notes | Debt Conversion After24 Months But Before36 Months From Closing Date
Debt Instrument [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger	150.00%
Senior Secured Convertible Notes | Debt Conversion After36 Months From Closing Date
Debt Instrument [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%